PREFERRED LIMITED PARTNERS' EQUITY - Schedule of Preferred Limited Partners' Equity (Details) shares in Thousands, $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 CAD ($) shares	Dec. 31, 2024 USD ($)
Disclosure of classes of share capital [line items]
Preferred limited partners' equity	$ 634			$ 634
Preferred limited partners' equity
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	31,000		31,000
Dividends declared for the year ended	$ 17	$ 20
Preferred limited partners' equity	$ 634			634
Series 7 (C$175)
Disclosure of classes of share capital [line items]
Carrying value			$ 175
Number of shares outstanding (in shares) | shares	7,000		7,000
Cumulative distribution rate (%)	5.50%
Earliest permitted redemption date	January 2026
Dividends declared for the year ended	$ 3	4
Preferred limited partners' equity	$ 128			128
Series 13 (C$250)
Disclosure of classes of share capital [line items]
Carrying value			$ 250
Number of shares outstanding (in shares) | shares	10,000		10,000
Cumulative distribution rate (%)	6.05%
Earliest permitted redemption date	April 2028
Dividends declared for the year ended	$ 5	6
Preferred limited partners' equity	$ 196			196
Series 15 (C$175)
Disclosure of classes of share capital [line items]
Carrying value			$ 175
Number of shares outstanding (in shares) | shares	0		0
Cumulative distribution rate (%)	0.00%
Earliest permitted redemption date	April 2024
Dividends declared for the year ended	$ 0	2
Preferred limited partners' equity	0			0
Series 17 ($200)
Disclosure of classes of share capital [line items]
Carrying value	$ 200
Number of shares outstanding (in shares) | shares	8,000		8,000
Cumulative distribution rate (%)	5.25%
Earliest permitted redemption date	March 2025
Dividends declared for the year ended	$ 5	5
Preferred limited partners' equity	$ 195			195
Series 18 (C$150)
Disclosure of classes of share capital [line items]
Carrying value			$ 150
Number of shares outstanding (in shares) | shares	6,000		6,000
Cumulative distribution rate (%)	5.50%
Earliest permitted redemption date	April 2027
Dividends declared for the year ended	$ 4	$ 3
Preferred limited partners' equity	$ 115			$ 115